Investments - Summary of changes in investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Balance at beginning of year	€ 7,277	€ 7,646	€ 7,615
Acquisitions (disposals) of companies and capital increases (reductions)	(17)	1,011	52
Changes in the consolidation method (Note 3)	15	(13)	(43)
Entities for sale (Notes 3 y 12)	(168)	(1,137)	0
Effect of equity accounting	665	687	591
Dividends distributed and reimbursements of share premium	(694)	(745)	(565)
Other global result	28	(32)	(24)
Exchange differences and other changes	(54)	(140)	20
Balance at end of year	7,052	7,277	7,646
Zurich Santander Insurance America, S.L. - Consolidated
Disclosure of associates [line items]
Dividends distributed and reimbursements of share premium	(206)	(202)	(202)
Metrovacesa, S.A.
Disclosure of associates [line items]
Dividends distributed and reimbursements of share premium	(118)	(52)	(50)
Merlin Properties, SOCIMI, S.A.
Disclosure of associates [line items]
Dividends distributed and reimbursements of share premium	(57)	(53)	(51)
CNP Santander
Disclosure of associates [line items]
Dividends distributed and reimbursements of share premium	(54)	(88)	(51)
CIP S.A.
Disclosure of associates [line items]
Dividends distributed and reimbursements of share premium	(16)	(56)	0
Caceis (Notes 3 and 12)
Disclosure of associates [line items]
Dividends distributed and reimbursements of share premium	0	(114)	0
Hyundai Capital UK Limited
Disclosure of associates [line items]
Dividends distributed and reimbursements of share premium	0	€ 0	(58)
Pluxee Beneficios Brasil, S.A.
Disclosure of associates [line items]
Percentage of voting equity interests acquired		20.00%
Santander Vida Seguros y Reaseguros, S.A.
Disclosure of associates [line items]
Dividends distributed and reimbursements of share premium	€ (87)	€ (82)	€ (52)